Other assets and non-current assets - Other current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023
Other assets and non-current assets
Right of return assets	€ 13,205	€ 11,301
Current VAT receivables		1,446
Prepaid expenses	4,233	3,788
Receivables from payment service providers	1,086	662
Advance payments	2,582	2,347
DDP duty drawbacks	14,352	16,520
Other current assets	9,848	6,049
Total other assets	€ 45,306	€ 42,113